General information	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information

As used herein, and unless otherwise required by the context, the terms “North Atlantic” and “North Atlantic Drilling” refer to North Atlantic Drilling Limited and the terms “Company”, “we”, “Group”, “us” and words of similar import refer to North Atlantic and its consolidated companies for the periods that are consolidated and the consolidated group for the periods that are consolidated. The use herein of such terms as group, organization, we, us, our and its, or references to specific entities, is not intended to be a precise description of corporate relationships. The Company was a Norwegian Over The Counter (N-OTC) listed company at December 31, 2013. On January 29, 2014 the Company was listed on the New York Stock Exchange. The Company was formed as a wholly owned subsidiary of Seadrill Limited (“Seadrill” or “the Parent”) on February 10, 2011, under the laws of Bermuda to acquire certain continuing businesses of Seadrill in the North Atlantic region. We were registered on the N-OTC list on February 24, 2011. Following the Initial Public offering on January 2015, seadrill owns 70.4% of The Company.

Through the acquisition of certain Seadrill subsidiaries and investment in newbuildings, the Company has developed into a leading offshore drilling contractor in the North Atlantic Area. As of December 31, 2014, we owned eight offshore drilling rigs, including one rigs under construction. Our fleet consists of one drillship, three jack-up rigs and four semi-submersible rigs (of which one were under construction) for operations in harsh environments.

Basis of presentation

Our Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Investments in companies in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements. All inter-company balances and transactions are eliminated. The amounts are presented in United States dollars (“U.S. dollars”) rounded to the nearest one hundred thousand, unless otherwise stated.

The Consolidated Financial Statements include the assets and liabilities of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

Basis of consolidation

The consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and variable interest entities ("VIE") in which the Company is deemed to be the primary beneficiary.

A VIE is defined in ASC Topic 810 "Consolidation" ("ASC810") as a legal entity either (a) the total equity at risk is not sufficient to permit the entity that most significantly impact on its activities without additional subordinated support; (b) equity interests holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual return of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with disproportionately small voting interests.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity`s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.
We evaluate a VIE, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Intercompany transactions and internal sales have been eliminated on consolidation. Unrealized gains and losses arising from transactions with associates are eliminated to the extent of the Company`s interest in the entity.